Related party transactions - Narrative (Details) € in Millions	12 Months Ended
	Dec. 31, 2025 EUR (€) director	Dec. 31, 2024 EUR (€)
Disclosure of transactions between related parties [line items]
Number of members of board of directors	17
Employer contributions | €	€ 31	€ 14
TCCC franchise intangible
Disclosure of transactions between related parties [line items]
Agreement term	10 years
Renewal term	10 years
Entities with joint control or significant influence over entity | TCCC franchise intangible | TCCC
Disclosure of transactions between related parties [line items]
Agreement term	10 years
Renewal term	10 years
TCCC | Entities with joint control or significant influence over entity
Disclosure of transactions between related parties [line items]
Percentage ownership	17.59%
Number of members of board of directors	2
Cobega Companies | Entities with joint control or significant influence over entity
Disclosure of transactions between related parties [line items]
Percentage ownership	21.26%
Number of members of board of directors	3
CCIP | Entities with joint control or significant influence over entity
Disclosure of transactions between related parties [line items]
Number of members of board of directors	5